Document And Entity Information	Jul. 28, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 28, 2020
Entity Registrant Name	ENOVA INTERNATIONAL, INC.
Entity Central Index Key	0001529864
Entity Emerging Growth Company	false
Entity File Number	1-35503
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-3190813
Entity Address, Address Line One	175 West Jackson Boulevard
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60604
City Area Code	312
Local Phone Number	568-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of Each Class	Common stock, par value $0.00001 per share
Trading symbol(s)	ENVA
Name of Exchange of which registered	NYSE